Form N-1A Supplement	Mar. 31, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL TACTICAL ASSET ALLOCATION FUND

SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
GLOBAL TACTICAL ASSET ALLOCATION FUND
(the “Fund”)
SUPPLEMENT DATED JULY 31, 2026 TO THE FUND’S SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JULY 31, 2026
On or about October 1, 2026, (the “Effective Date”), the Fund will operate pursuant to the principal investment strategies and principal investment risks disclosed in the summary prospectus and prospectus dated July 31, 2026. Until the Effective Date, the Fund will continue to operate pursuant to the following principal investment strategies and principal investment risks:

1.
Until the Effective Date, the Fund will continue to be managed in accordance with the following principal investment strategies, which in effect will be the controlling “Principal Investment Strategies” section of the Fund’s Summary Prospectus and the “Fund Summaries — Principal Investment Strategies” section of the Prospectus:

The Fund will generally seek exposure to a number of different asset classes based on an asset allocation framework developed by the Investment Policy Committee of The Northern Trust Company (“TNTC”) and NTI (TNTC and NTI are collectively referred to herein as “Northern Trust”). The asset classes in which the Fund seeks to obtain exposure include but are not limited to small-, mid‑ and large-capitalization common stocks; real estate securities; commodity-related securities; mortgage- and asset-backed securities; and fixed-income securities, including high yield securities and money market instruments. The Fund primarily obtains exposure to these asset classes by investing in shares of underlying mutual funds and exchange-traded funds (“ETFs”), including mutual funds and ETFs for which NTI, the Fund’s investment adviser, or an affiliate acts as investment adviser (collectively, “Underlying Funds”). The Fund also may obtain exposure to one or more asset classes by investing directly in equity or fixed-income securities or money market instruments. In addition, the Fund also may invest directly in derivatives, including but not limited to forward foreign currency exchange contracts, futures contracts and options on futures contracts, for hedging purposes.
The Fund may obtain exposure to securities of U.S. and foreign issuers, including those in emerging markets countries (i.e., those that are generally in the early stages of their industrial cycles). The Fund expects its foreign exposure to be allocated among various regions or countries, including the United States (but in no less than three different countries).
Northern Trust’s Investment Policy Committee is responsible for developing tactical asset allocation recommendations with respect to the Fund using the asset allocation framework and incorporating various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed-income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. NTI monitors the Fund daily to ensure it is invested pursuant to the current asset allocation framework. NTI reviews the asset allocation framework and recommended allocations at least monthly, or more frequently as needed, to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit in the number of Underlying Funds in which the Fund may invest. The Fund is not required to maintain any minimum or maximum investment in any asset class.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had focused investments in the financials and information technology sectors.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
2.
Until the Effective Date, the Fund will continue to be subject to the following principal investment risks, which in effect will be the controlling second paragraph of the “Principal Risks” section in the Fund’s Summary Prospectus and the “Fund Summaries — Principal Risks” section of the Prospectus:

Because the Fund invests primarily in the Underlying Funds, the risks described below are in reference to the Underlying Funds, and to the extent that the Fund invests directly in securities and other instruments, the risks described below are also directly applicable to the Fund.

3.
Until the Effective Date, the Fund will continue to be subject to the following principal investment risk, which in effect will be the controlling “Asset Allocation Risk” in the “Principal Risks” section in the Fund’s Summary Prospectus and the “Fund Summaries — Principal Risks” section of the Prospectus:

ASSET ALLOCATION RISK is the risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will not perform as expected. The Fund’s investment in any one Underlying Fund or asset class may exceed 15% of the Fund’s total assets, which may cause it to be subject to greater volatility and risk than a more diversified fund.

4.
Until the Effective Date, the Fund will continue to be subject to the following principal investment risks in the “Principal Risks” section in the Fund’s Summary Prospectus and the “Fund Summaries — Principal Risks” section of the Prospectus:

INVESTMENT STYLE RISK is the risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style. The Fund may also employ a combination of styles that impacts its risk characteristics.
QUANTITATIVE INVESTING RISK is the risk that the value of securities or other investments selected using quantitative analysis by certain of the Underlying Funds can perform differently from the market as a whole or from their expected performance and the Fund may realize a loss. This may be as a result of the factors used in building a multifactor quantitative model, the weights placed on each factor, the accuracy of historical data utilized, and changing sources of market returns. Whenever a model is used, there is also a risk that the model will not work as planned.

GLOBAL TACTICAL ASSET ALLOCATION FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL TACTICAL ASSET ALLOCATION FUND

SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
GLOBAL TACTICAL ASSET ALLOCATION FUND
(the “Fund”)
SUPPLEMENT DATED JULY 31, 2026 TO THE FUND’S SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JULY 31, 2026
On or about October 1, 2026, (the “Effective Date”), the Fund will operate pursuant to the principal investment strategies and principal investment risks disclosed in the summary prospectus and prospectus dated July 31, 2026. Until the Effective Date, the Fund will continue to operate pursuant to the following principal investment strategies and principal investment risks:

1.
Until the Effective Date, the Fund will continue to be managed in accordance with the following principal investment strategies, which in effect will be the controlling “Principal Investment Strategies” section of the Fund’s Summary Prospectus and the “Fund Summaries — Principal Investment Strategies” section of the Prospectus:

The Fund will generally seek exposure to a number of different asset classes based on an asset allocation framework developed by the Investment Policy Committee of The Northern Trust Company (“TNTC”) and NTI (TNTC and NTI are collectively referred to herein as “Northern Trust”). The asset classes in which the Fund seeks to obtain exposure include but are not limited to small-, mid‑ and large-capitalization common stocks; real estate securities; commodity-related securities; mortgage- and asset-backed securities; and fixed-income securities, including high yield securities and money market instruments. The Fund primarily obtains exposure to these asset classes by investing in shares of underlying mutual funds and exchange-traded funds (“ETFs”), including mutual funds and ETFs for which NTI, the Fund’s investment adviser, or an affiliate acts as investment adviser (collectively, “Underlying Funds”). The Fund also may obtain exposure to one or more asset classes by investing directly in equity or fixed-income securities or money market instruments. In addition, the Fund also may invest directly in derivatives, including but not limited to forward foreign currency exchange contracts, futures contracts and options on futures contracts, for hedging purposes.
The Fund may obtain exposure to securities of U.S. and foreign issuers, including those in emerging markets countries (i.e., those that are generally in the early stages of their industrial cycles). The Fund expects its foreign exposure to be allocated among various regions or countries, including the United States (but in no less than three different countries).
Northern Trust’s Investment Policy Committee is responsible for developing tactical asset allocation recommendations with respect to the Fund using the asset allocation framework and incorporating various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed-income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. NTI monitors the Fund daily to ensure it is invested pursuant to the current asset allocation framework. NTI reviews the asset allocation framework and recommended allocations at least monthly, or more frequently as needed, to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit in the number of Underlying Funds in which the Fund may invest. The Fund is not required to maintain any minimum or maximum investment in any asset class.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had focused investments in the financials and information technology sectors.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

2.
Until the Effective Date, the Fund will continue to be subject to the following principal investment risks, which in effect will be the controlling second paragraph of the “Principal Risks” section in the Fund’s Summary Prospectus and the “Fund Summaries — Principal Risks” section of the Prospectus:

Because the Fund invests primarily in the Underlying Funds, the risks described below are in reference to the Underlying Funds, and to the extent that the Fund invests directly in securities and other instruments, the risks described below are also directly applicable to the Fund.

3.
Until the Effective Date, the Fund will continue to be subject to the following principal investment risk, which in effect will be the controlling “Asset Allocation Risk” in the “Principal Risks” section in the Fund’s Summary Prospectus and the “Fund Summaries — Principal Risks” section of the Prospectus:

ASSET ALLOCATION RISK is the risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will not perform as expected. The Fund’s investment in any one Underlying Fund or asset class may exceed 15% of the Fund’s total assets, which may cause it to be subject to greater volatility and risk than a more diversified fund.

4.
Until the Effective Date, the Fund will continue to be subject to the following principal investment risks in the “Principal Risks” section in the Fund’s Summary Prospectus and the “Fund Summaries — Principal Risks” section of the Prospectus:

INVESTMENT STYLE RISK is the risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style. The Fund may also employ a combination of styles that impacts its risk characteristics.
QUANTITATIVE INVESTING RISK is the risk that the value of securities or other investments selected using quantitative analysis by certain of the Underlying Funds can perform differently from the market as a whole or from their expected performance and the Fund may realize a loss. This may be as a result of the factors used in building a multifactor quantitative model, the weights placed on each factor, the accuracy of historical data utilized, and changing sources of market returns. Whenever a model is used, there is also a risk that the model will not work as planned.